Project advances - Summary of Project Advances Receivable Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Project Advances [Abstract]
Project Advances Receivable, Current	$ 7,577	$ 17,614
Project Advances Receivable, Non-Current	0	1,972
Project Advances Receivable	$ 7,577	$ 19,586